Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Financial Instruments at Fair Value

The following table is a summary of our financial instruments measured at fair value:

	Fair Value Measurements
	as of June 30, 2021:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability on convertible notes payable	$-	$-	$3,154,374	$3,154,374
	$-	$-	$3,154,374	$3,154,374

	Fair Value Measurements
	as of December 31, 2020:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability on convertible notes payable	$-	$-	$1,930,235	$1,930,235
	$-	$-	$1,930,235	$1,930,235

The following table is a summary of our financial instruments measured at fair value:

	Fair Value Measurements
	as of December 31, 2020:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability on convertible notes payable	$-	$-	$1,930,235	$1,930,235
	$-	$-	$1,930,235	$1,930,235

	Fair Value Measurements
	as of December 31, 2019:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability on convertible notes payable	$-	$-	$1,111,879	$1,111,879
	$-	$-	$1,111,879	$1,111,879

Schedule of Anti-dilutive Securities Excluded from Diluted Net Loss

	Six Months Ended
	June 30,
	2021	2020
Series D preferred stock	67,826	-
Stock options outstanding	1,800,000	1,800,000
Warrants	204,946,057	-
Shares to be issued upon conversion of notes	203,651,096	173,870,349
	410,464,979	175,670,349

	Year Ended December 31,
	2020	2019
Stock options outstanding	1,800,000	5,800,000
Warrants	235,833,333	8,885,000
Shares to be issued upon conversion of notes	600,479,598	47,170,778
	838,112,931	61,855,778